Expense Example - PUTNAM DIVERSIFIED INCOME TRUST	Sep. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 482
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,551
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,842
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	433
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	1,764
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,486
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	903
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 782